Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia International Dividend Income Fund - Class A | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia International Dividend Income Fund - Class A | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia International Dividend Income Fund - Class A | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Class A | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Class A | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Class A | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Class A | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Class A | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Class A | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia International Dividend Income Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia International Dividend Income Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia International Dividend Income Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia International Dividend Income Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia International Dividend Income Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia International Dividend Income Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia International Dividend Income Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia International Dividend Income Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia International Dividend Income Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia International Dividend Income Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia International Dividend Income Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia International Dividend Income Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia International Dividend Income Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia International Dividend Income Fund - Institutional Class | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia International Dividend Income Fund - Institutional Class | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Institutional Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional Class | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Institutional Class | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Institutional Class | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia International Dividend Income Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia International Dividend Income Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia International Dividend Income Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia International Dividend Income Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia International Dividend Income Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia International Dividend Income Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia International Dividend Income Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia International Dividend Income Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia International Dividend Income Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia International Dividend Income Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia International Dividend Income Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia International Dividend Income Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia International Dividend Income Fund - Institutional 2 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia International Dividend Income Fund - Institutional 2 Class | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia International Dividend Income Fund - Institutional 2 Class | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Institutional 2 Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Institutional 2 Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional 2 Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional 2 Class | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Institutional 2 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Institutional 2 Class | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Institutional 2 Class | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia International Dividend Income Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia International Dividend Income Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia International Dividend Income Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia International Dividend Income Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia International Dividend Income Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia International Dividend Income Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia International Dividend Income Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia International Dividend Income Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia International Dividend Income Fund - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia International Dividend Income Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia International Dividend Income Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia International Dividend Income Fund - Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Institutional 2 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 2 Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia International Dividend Income Fund - Institutional 3 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia International Dividend Income Fund - Institutional 3 Class | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia International Dividend Income Fund - Institutional 3 Class | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Institutional 3 Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Institutional 3 Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional 3 Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Institutional 3 Class | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Institutional 3 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Institutional 3 Class | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Institutional 3 Class | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia International Dividend Income Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia International Dividend Income Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia International Dividend Income Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia International Dividend Income Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia International Dividend Income Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia International Dividend Income Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia International Dividend Income Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia International Dividend Income Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia International Dividend Income Fund - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia International Dividend Income Fund - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia International Dividend Income Fund - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia International Dividend Income Fund - Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Institutional 3 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 3 Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia International Dividend Income Fund - Class S | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia International Dividend Income Fund - Class S | Siemens AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia International Dividend Income Fund - Class S | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Class S | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia International Dividend Income Fund - Class S | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Class S | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia International Dividend Income Fund - Class S | Iberdrola SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Class S | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia International Dividend Income Fund - Class S | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Class S | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia International Dividend Income Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia International Dividend Income Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia International Dividend Income Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia International Dividend Income Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia International Dividend Income Fund - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia International Dividend Income Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia International Dividend Income Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia International Dividend Income Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia International Dividend Income Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia International Dividend Income Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Class S | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia International Dividend Income Fund - Class S | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia International Dividend Income Fund - Class S | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia International Dividend Income Fund - Class S | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia International Dividend Income Fund - Class S | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia International Dividend Income Fund - Class S | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Class S | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia International Dividend Income Fund - Class S | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Class S | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Class S | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia International Dividend Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%